Discontinued operations (Details 5) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Apr. 08, 2019	Jan. 01, 2019
Statement [line items]
Lease liabilities	$ 2,005	$ 1,949		$ 1,736
Right-of-use assets	1,676	1,677		1,554
Not later than one year [member]
Statement [line items]
Lease liabilities	286	246
Between one and five years
Statement [line items]
Lease liabilities	692	622
Later than five years [member]
Statement [line items]
Lease liabilities	$ 1,027	$ 1,081
Discontinued operations
Statement [line items]
Lease liabilities			$ 269	286
Right-of-use assets			$ 269	$ 276